Investments in Affiliates (Summarized Financial Information for Affiliates, Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 1,145,804	¥ 1,479,223	¥ 1,229,153
Operating income	97,844	144,668	148,515
Income from continuing operations	150,766	38,317	48,076
Net income	150,766	38,317	48,076
Net income attributable to shareholders' of the affiliates	¥ 151,656	¥ 35,618	¥ 48,725